SECURITIES (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2017	Oct. 24, 2017
Date of incorporation	Jul. 27, 2017
State of incorporation	Wyoming
Common Stock, shares issued	28,030,010	28,030,010	28,030,010
Common Stock, shares outstanding	28,030,010	28,030,010	28,030,010
Mr. Zhang [Member]
Common Stock, shares issued				18,892,943
Common Stock, shares outstanding				28,030,010